Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,353,043,206.58
Previously Paid Amount	118,973.95
Total Fee Amount	186,855.26
Total Offset Amount	0.00
Net Fee	$ 67,881.31
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A